PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 112,898	$ 102,591
Accumulated Depreciation	35,397	33,140
Net Book Value	77,501	69,451
TGNH
Property, Plant and Equipment [Line Items]
Sales-type lease, net investment in lease, before allowance for credit loss	0	407
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	49,131	48,122
Accumulated Depreciation	24,479	23,374
Net Book Value	24,652	24,748
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost	29,814	29,211
Accumulated Depreciation	10,793	10,034
Net Book Value	19,021	19,177
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	16,359	16,042
Accumulated Depreciation	11,944	11,658
Net Book Value	4,415	4,384
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,958	2,869
Accumulated Depreciation	1,742	1,682
Net Book Value	1,216	1,187
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	29,311	28,424
Accumulated Depreciation	10,793	10,034
Net Book Value	18,518	18,390
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	16,196	15,895
Accumulated Depreciation	11,944	11,658
Net Book Value	4,252	4,237
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost	20,497	20,232
Accumulated Depreciation	7,413	6,855
Net Book Value	13,084	13,377
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	10,907	10,729
Accumulated Depreciation	8,165	7,996
Net Book Value	2,742	2,733
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost	7,146	6,603
Accumulated Depreciation	2,497	2,349
Net Book Value	4,649	4,254
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	4,540	4,437
Accumulated Depreciation	3,448	3,354
Net Book Value	1,092	1,083
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,668	1,589
Accumulated Depreciation	883	830
Net Book Value	785	759
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	749	729
Accumulated Depreciation	331	308
Net Book Value	418	421
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	503	787
Accumulated Depreciation	0	0
Net Book Value	503	787
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	163	147
Accumulated Depreciation	0	0
Net Book Value	163	147
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	31	23
Accumulated Depreciation	0	0
Net Book Value	31	23
Operating segments | Canadian Natural Gas Pipelines | Other | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,927	2,846
Accumulated Depreciation	1,742	1,682
Net Book Value	1,185	1,164
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	48,571	42,787
Accumulated Depreciation	8,744	7,818
Net Book Value	39,827	34,969
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	26,440	23,107
Accumulated Depreciation	2,604	2,178
Net Book Value	23,836	20,929
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost	9,608	8,074
Accumulated Depreciation	2,204	1,888
Net Book Value	7,404	6,186
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	11,829	11,022
Accumulated Depreciation	3,936	3,752
Net Book Value	7,893	7,270
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	25,549	22,336
Accumulated Depreciation	2,604	2,178
Net Book Value	22,945	20,158
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	8,755	7,670
Accumulated Depreciation	2,204	1,888
Net Book Value	6,551	5,782
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	1,695	2,071
Accumulated Depreciation	628	800
Net Book Value	1,067	1,271
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	14,826	12,952
Accumulated Depreciation	1,472	1,247
Net Book Value	13,354	11,705
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost	2,477	2,117
Accumulated Depreciation	745	657
Net Book Value	1,732	1,460
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost	4,127	3,600
Accumulated Depreciation	304	256
Net Book Value	3,823	3,344
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost	3,405	2,992
Accumulated Depreciation	1,467	1,295
Net Book Value	1,938	1,697
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost	2,602	2,359
Accumulated Depreciation	1,537	1,401
Net Book Value	1,065	958
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	6,153	5,310
Accumulated Depreciation	677	559
Net Book Value	5,476	4,751
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost	4,446	3,928
Accumulated Depreciation	938	773
Net Book Value	3,508	3,155
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	4,570	4,074
Accumulated Depreciation	455	372
Net Book Value	4,115	3,702
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost	1,832	1,625
Accumulated Depreciation	521	458
Net Book Value	1,311	1,167
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	694	584
Accumulated Depreciation	0	0
Net Book Value	694	584
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	891	771
Accumulated Depreciation	0	0
Net Book Value	891	771
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	853	404
Net Book Value	853	404
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment, including under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	12,523	11,606
Accumulated Depreciation	3,936	3,752
Net Book Value	8,587	7,854
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	3,464	3,132
Accumulated Depreciation	729	589
Net Book Value	2,735	2,543
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost	2,590	2,290
Accumulated Depreciation	523	422
Net Book Value	2,067	1,868
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost	476	447
Accumulated Depreciation	107	82
Net Book Value	369	365
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost	398	395
Accumulated Depreciation	99	85
Net Book Value	299	310
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost	7,807	4,823
Accumulated Depreciation	0	0
Net Book Value	7,807	4,823
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment, including under construction
Property, Plant and Equipment [Line Items]
Cost	11,271	7,955
Accumulated Depreciation	729	589
Net Book Value	10,542	7,366
Operating segments | Power and Energy Solutions | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	2,925	2,665
Accumulated Depreciation	1,006	912
Net Book Value	1,919	1,753
Operating segments | Power and Energy Solutions | Natural Gas
Property, Plant and Equipment [Line Items]
Cost	1,273	1,239
Accumulated Depreciation	671	637
Net Book Value	602	602
Operating segments | Power and Energy Solutions | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost	873	845
Accumulated Depreciation	281	256
Net Book Value	592	589
Operating segments | Power and Energy Solutions | Renewable Power Generation
Property, Plant and Equipment [Line Items]
Cost	779	581
Accumulated Depreciation	54	19
Net Book Value	725	562
Operating segments | Power and Energy Solutions | Under construction
Property, Plant and Equipment [Line Items]
Cost	56	153
Accumulated Depreciation	0	0
Net Book Value	56	153
Operating segments | Power and Energy Solutions | Property, plant and equipment, including under construction
Property, Plant and Equipment [Line Items]
Cost	2,981	2,818
Accumulated Depreciation	1,006	912
Net Book Value	1,975	1,906
Corporate
Property, Plant and Equipment [Line Items]
Cost	944	909
Accumulated Depreciation	439	447
Net Book Value	$ 505	$ 462